UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2014

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 2.4%
Lockheed Martin Corp.	17,884	$3,443,922
United Technologies Corp.	79,412	9,132,380

		$12,576,302
Automotive - 1.3%
Johnson Controls, Inc.	133,770	$6,466,442

Biotechnology - 3.4%
Biogen Idec, Inc. (a)	27,667	$9,391,563
Gilead Sciences, Inc. (a)	30,679	2,891,803
Illumina, Inc. (a)	29,496	5,444,372

		$17,727,738
Broadcasting - 0.8%
Time Warner, Inc.	51,033	$4,359,239

Business Services - 2.9%
Accenture PLC, “A”	54,891	$4,902,315
Cognizant Technology Solutions Corp., “A” (a)	73,999	3,896,787
FleetCor Technologies, Inc. (a)	40,586	6,035,544

		$14,834,646
Cable TV - 2.2%
Comcast Corp., “A”	113,634	$6,591,908
Time Warner Cable, Inc.	32,642	4,963,543

		$11,555,451
Chemicals - 1.9%
CF Industries Holdings, Inc.	16,425	$4,476,470
LyondellBasell Industries N.V., “A”	69,852	5,545,550

		$10,022,020
Computer Software - 3.5%
Citrix Systems, Inc. (a)	101,038	$6,446,224
Microsoft Corp.	144,924	6,731,720
Oracle Corp.	109,708	4,933,569

		$18,111,513
Computer Software - Systems - 5.6%
Apple, Inc.	122,775	$13,551,905
Hewlett-Packard Co.	242,151	9,717,520
Western Digital Corp.	52,715	5,835,551

		$29,104,976
Construction - 0.6%
Pulte Homes, Inc.	156,405	$3,356,451

Consumer Products - 2.2%
Procter & Gamble Co.	124,401	$11,331,687

Consumer Services - 1.0%
TripAdvisor, Inc. (a)	66,234	$4,945,030

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 0.6%
General Electric Co.	115,698	$2,923,688

Electronics - 2.7%
Avago Technologies Ltd.	65,369	$6,575,468
Broadcom Corp., “A”	169,497	7,344,305

		$13,919,773
Energy - Independent - 2.6%
EOG Resources, Inc.	71,138	$6,549,676
Marathon Petroleum Corp.	75,513	6,815,803

		$13,365,479
Energy - Integrated - 4.6%
Chevron Corp.	65,096	$7,302,469
Exxon Mobil Corp.	176,755	16,341,000

		$23,643,469
Food & Beverages - 3.2%
Archer Daniels Midland Co.	95,303	$4,955,756
General Mills, Inc.	97,206	5,183,996
Mondelez International, Inc.	178,377	6,479,545

		$16,619,297
Food & Drug Stores - 3.5%
CVS Health Corp.	119,131	$11,473,507
Kroger Co.	105,902	6,799,967

		$18,273,474
Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd.	67,415	$5,557,018

General Merchandise - 1.3%
Kohl’s Corp.	108,376	$6,615,271

Health Maintenance Organizations - 1.3%
Anthem, Inc.	55,155	$6,931,329

Insurance - 5.3%
Berkshire Hathaway, Inc., “B” (a)	11,808	$1,772,971
Everest Re Group Ltd.	31,001	5,279,470
MetLife, Inc.	151,583	8,199,124
Prudential Financial, Inc.	85,693	7,751,789
Validus Holdings Ltd.	110,513	4,592,920

		$27,596,274
Internet - 3.4%
Facebook, Inc., “A“ (a)	144,887	$11,304,084
Google, Inc., “A” (a)	5,794	3,074,644
Google, Inc., “C” (a)	5,801	3,053,646

		$17,432,374
Leisure & Toys - 1.3%
Electronic Arts, Inc. (a)	145,651	$6,847,782

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.3%
Cummins, Inc.	40,767	$5,877,378
Illinois Tool Works, Inc.	28,968	2,743,270
Joy Global, Inc.	74,579	3,469,415

		$12,090,063
Major Banks - 6.2%
Goldman Sachs Group, Inc.	45,395	$8,798,913
JPMorgan Chase & Co.	211,061	13,208,197
Wells Fargo & Co.	181,202	9,933,494

		$31,940,604
Medical Equipment - 2.7%
Abbott Laboratories	131,072	$5,900,861
Thermo Fisher Scientific, Inc.	63,976	8,015,553

		$13,916,414
Metals & Mining - 0.5%
United States Steel Corp.	102,111	$2,730,448

Network & Telecom - 1.1%
Qualcomm, Inc.	77,780	$5,781,387

Oil Services - 0.7%
Ensco PLC, “A”	127,374	$3,814,851

Other Banks & Diversified Financials - 3.3%
Citigroup, Inc.	167,428	$9,059,529
Discover Financial Services	121,254	7,940,924

		$17,000,453
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	146,820	$8,666,785
Johnson & Johnson	69,548	7,272,634
Merck & Co., Inc.	157,543	8,946,867
Pfizer, Inc.	298,427	9,296,001

		$34,182,287
Railroad & Shipping - 1.6%
Union Pacific Corp.	70,050	$8,345,057

Real Estate - 1.1%
Iron Mountain, Inc., REIT	76,737	$2,966,652
Public Storage, Inc., REIT	14,450	2,671,083

		$5,637,735
Restaurants - 1.7%
McDonald’s Corp.	58,641	$5,494,662
YUM! Brands, Inc.	43,076	3,138,087

		$8,632,749
Specialty Stores - 2.8%
AutoZone, Inc. (a)	13,006	$8,052,145
Best Buy Co., Inc.	107,490	4,189,960
Ross Stores, Inc.	23,966	2,259,035

		$14,501,140

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	53,222	$5,260,995

Telephone Services - 2.4%
Frontier Communications Corp.	353,234	$2,356,071
Verizon Communications, Inc.	214,639	10,040,812

		$12,396,883
Tobacco - 2.0%
Lorillard, Inc.	49,940	$3,143,224
Philip Morris International, Inc.	86,586	7,052,430

		$10,195,654
Trucking - 1.1%
United Parcel Service, Inc., “B”	52,216	$5,804,853

Utilities - Electric Power - 3.0%
AES Corp.	344,898	$4,749,245
American Electric Power Co., Inc.	103,520	6,285,734
Edison International	66,514	4,355,337

		$15,390,316
Total Common Stocks		$511,738,612

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	8,665,565	$8,665,565
Total Investments		$520,404,177

Other Assets, Less Liabilities - (0.5)%		(2,559,880)
Net Assets - 100.0%		$517,844,297

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$511,738,612	$—	$—	$511,738,612
Mutual Funds	8,665,565	—	—	8,665,565
Total Investments	$520,404,177	$—	$—	$520,404,177

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$437,325,842
Gross unrealized appreciation	89,869,748
Gross unrealized depreciation	(6,791,413)
Net unrealized appreciation (depreciation)	$83,078,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,990,212	57,225,510	(57,550,157)	8,665,565

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,503	$8,665,565

6

QUARTERLY REPORT

December 31, 2014

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 1.0%
MTU Aero Engines Holding AG	144,884	$12,650,867
Triumph Group, Inc.	233,313	15,683,300

		$28,334,167
Airlines - 1.2%
Alaska Air Group, Inc.	244,532	$14,613,232
Delta Air Lines, Inc.	433,009	21,299,713

		$35,912,945
Alcoholic Beverages - 1.0%
Molson Coors Brewing Co.	387,111	$28,847,512

Apparel Manufacturers - 1.3%
Polo Ralph Lauren Corp.	105,158	$19,471,055
PVH Corp.	146,292	18,750,246

		$38,221,301
Automotive - 2.0%
BorgWarner Transmission Systems, Inc.	372,762	$20,483,272
Delphi Automotive PLC	299,894	21,808,292
Harley-Davidson, Inc.	267,581	17,636,264

		$59,927,828
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	989,778	$20,557,689

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	83,303	$17,680,229
NASDAQ OMX Group, Inc.	780,250	37,420,790
TD Ameritrade Holding Corp.	430,527	15,404,256

		$70,505,275
Business Services - 2.6%
Brenntag AG	261,791	$14,733,449
Equifax, Inc.	227,167	18,370,995
Fidelity National Information Services, Inc.	355,342	22,102,272
Realogy Holdings Corp. (a)	450,310	20,034,292

		$75,241,008
Chemicals - 0.7%
Celanese Corp.	322,548	$19,339,978

Computer Software - 0.6%
Symantec Corp.	648,738	$16,643,373

Computer Software - Systems - 3.9%
Ingram Micro, Inc., “A” (a)	776,091	$21,451,155
NCR Corp. (a)	581,601	16,947,853
NICE Systems Ltd., ADR	395,619	20,038,102
Sabre Corp.	1,061,911	21,524,936
Xerox Corp.	2,360,962	32,722,933

		$112,684,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 2.3%
Armstrong World Industries, Inc. (a)	391,830	$20,030,350
Fortune Brands Home & Security, Inc.	421,864	19,097,783
Stanley Black & Decker, Inc.	305,736	29,375,115

		$68,503,248
Consumer Products - 1.9%
Newell Rubbermaid, Inc.	1,021,479	$38,908,135
Sensient Technologies Corp.	277,576	16,748,936

		$55,657,071
Containers - 2.8%
Crown Holdings, Inc. (a)	649,995	$33,084,746
Graphic Packaging Holding Co. (a)	1,156,468	15,751,094
Greif, Inc., “A”	285,097	13,465,131
Owens-Illinois, Inc. (a)	678,641	18,316,521

		$80,617,492
Electrical Equipment - 2.2%
Pentair PLC	330,933	$21,980,570
Tyco International PLC	564,034	24,738,531
WESCO International, Inc. (a)	229,163	17,464,512

		$64,183,613
Electronics - 3.2%
Altera Corp.	499,495	$18,451,345
Analog Devices, Inc.	408,394	22,674,035
Avago Technologies Ltd.	77,274	7,772,992
Freescale Semiconductor Ltd. (a)	305,476	7,707,159
Keysight Technologies, Inc. (a)	560,886	18,941,120
Microchip Technology, Inc.	412,299	18,598,808

		$94,145,459
Energy - Independent - 4.1%
Cimarex Energy Co.	115,713	$12,265,578
Cobalt International Energy, Inc. (a)	921,004	8,187,726
CONSOL Energy, Inc.	414,868	14,026,687
Energen Corp.	271,384	17,303,444
EQT Corp.	174,053	13,175,812
HollyFrontier Corp.	359,343	13,468,176
Noble Energy, Inc.	305,364	14,483,415
PDC Energy, Inc. (a)	249,870	10,312,135
Peabody Energy Corp.	613,115	4,745,510
SM Energy Co.	332,213	12,816,778

		$120,785,261
Entertainment - 1.0%
AMC Networks, Inc., “A” (a)	223,205	$14,233,783
Cinemark Holdings, Inc.	411,456	14,639,604

		$28,873,387
Food & Beverages - 4.8%
Bunge Ltd.	241,270	$21,933,856
Coca-Cola Enterprises, Inc.	358,954	15,872,946
Flowers Foods, Inc.	944,678	18,128,371
Ingredion, Inc.	295,279	25,051,470
J.M. Smucker Co.	237,157	23,948,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Pinnacle Foods, Inc.	625,630	$22,084,739
Snyders-Lance, Inc.	408,631	12,483,677

		$139,503,173
Food & Drug Stores - 1.0%
Empire Co. Ltd.	185,924	$14,021,915
Rite Aid Corp. (a)	2,046,039	15,386,213

		$29,408,128
Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	92,224	$13,719,242

General Merchandise - 0.6%
Kohl’s Corp.	293,268	$17,901,079

Insurance - 7.4%
Arthur J. Gallagher & Co.	463,892	$21,840,035
Everest Re Group Ltd.	136,319	23,215,126
Hanover Insurance Group, Inc.	186,225	13,281,567
Hartford Financial Services Group, Inc.	370,660	15,452,815
HCC Insurance Holdings, Inc.	424,509	22,719,722
Lincoln National Corp.	449,585	25,927,567
Symetra Financial Corp.	865,192	19,942,676
Third Point Reinsurance Ltd. (a)	839,874	12,169,774
Unum Group	713,259	24,878,474
Validus Holdings Ltd.	474,037	19,700,978
XL Group PLC	499,136	17,155,304

		$216,284,038
Leisure & Toys - 0.6%
Mattel, Inc.	548,184	$16,963,554

Machinery & Tools - 4.2%
Allison Transmission Holdings, Inc.	659,157	$22,345,422
Cummins, Inc.	111,612	16,091,102
Eaton Corp. PLC	338,368	22,995,489
Joy Global, Inc.	257,015	11,956,338
Oshkosh Corp.	374,110	18,200,452
Regal Beloit Corp.	209,631	15,764,251
SPX Corp.	170,197	14,623,326

		$121,976,380
Major Banks - 2.6%
Comerica, Inc.	350,987	$16,440,231
Huntington Bancshares, Inc.	2,336,593	24,580,958
KeyCorp	1,562,140	21,713,746
State Street Corp.	172,691	13,556,244

		$76,291,179
Medical & Health Technology & Services - 2.3%
AmerisourceBergen Corp.	258,460	$23,302,754
Quest Diagnostics, Inc.	413,856	27,753,183
Universal Health Services, Inc.	153,228	17,048,147

		$68,104,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 4.6%
Agilent Technologies, Inc.	459,958	$18,830,681
Cooper Cos., Inc.	84,023	13,619,288
DENTSPLY International, Inc.	432,593	23,044,229
PerkinElmer, Inc.	632,219	27,646,937
St. Jude Medical, Inc.	346,566	22,537,187
STERIS Corp.	139,623	9,054,552
Teleflex, Inc.	169,517	19,463,942

		$134,196,816
Metals & Mining - 0.3%
United States Steel Corp.	344,940	$9,223,696

Natural Gas - Distribution - 1.7%
NiSource, Inc.	355,863	$15,095,708
NorthWestern Corp.	320,041	18,107,920
Spectra Energy Corp.	483,850	17,563,755

		$50,767,383
Natural Gas - Pipeline - 0.6%
Plains GP Holdings LP	670,660	$17,222,549

Oil Services - 1.3%
Cameron International Corp. (a)	311,470	$15,557,927
Ensco PLC, “A”	300,981	9,014,381
Pacific Drilling S.A. (a)	1,397,756	6,485,588
Tidewater, Inc.	204,948	6,642,365

		$37,700,261
Other Banks & Diversified Financials - 6.1%
BB&T Corp.	695,027	$27,029,600
Discover Financial Services	440,519	28,849,589
Fifth Third Bancorp	1,446,104	29,464,369
First Republic Bank	336,818	17,554,954
M&T Bank Corp.	139,335	17,503,263
PrivateBancorp, Inc.	667,190	22,284,146
SunTrust Banks, Inc.	394,373	16,524,229
TCF Financial Corp.	1,254,125	19,928,046

		$179,138,196
Pharmaceuticals - 1.9%
Endo International PLC (a)	364,222	$26,267,691
Hospira, Inc. (a)	250,947	15,370,504
Impax Laboratories, Inc. (a)	401,727	12,726,711

		$54,364,906
Real Estate - 4.6%
Annaly Mortgage Management, Inc., REIT	865,773	$9,359,006
Corporate Office Properties Trust, REIT	718,466	20,382,880
DDR Corp., REIT	852,742	15,656,343
EPR Properties, REIT	354,939	20,455,135
Equity Lifestyle Properties, Inc., REIT	261,606	13,485,789
Medical Properties Trust, Inc., REIT	1,327,942	18,299,041
Mid-America Apartment Communities, Inc., REIT	254,101	18,976,263
Plum Creek Timber Co. Inc., REIT	434,065	18,573,641

		$135,188,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.5%
Akzo Nobel N.V.	265,530	$18,413,091
Albemarle Corp.	294,088	17,683,511
Axalta Coating Systems Ltd. (a)	914,751	23,801,821
FMC Corp.	266,973	15,225,470
H.B. Fuller Co.	398,458	17,743,335
Rockwood Holdings, Inc.	181,631	14,312,523
Valspar Corp.	294,125	25,435,930

		$132,615,681
Specialty Stores - 4.2%
AutoZone, Inc. (a)	38,397	$23,771,967
Bed Bath & Beyond, Inc. (a)	329,987	25,135,110
Burlington Stores, Inc. (a)	306,844	14,501,447
Children’s Place, Inc.	187,993	10,715,601
L Brands, Inc.	303,466	26,264,982
Sally Beauty Holdings, Inc. (a)	754,496	23,193,207

		$123,582,314
Telephone Services - 1.7%
COLT Telecom Group S.A. (a)	3,292,881	$6,811,655
Frontier Communications Corp.	2,787,299	18,591,284
Quebecor, Inc., “B”	468,318	12,874,916
Windstream Holdings, Inc.	1,401,634	11,549,464

		$49,827,319
Trucking - 0.6%
Swift Transportation Co. (a)	585,260	$16,755,994

Utilities - Electric Power - 6.2%
AES Corp.	1,710,915	$23,559,300
CMS Energy Corp.	677,807	23,553,793
DTE Energy Co.	223,109	19,269,924
Dynegy, Inc. (a)	425,529	12,914,805
Northeast Utilities	419,291	22,440,454
NRG Energy, Inc.	748,707	20,177,654
OGE Energy Corp.	374,955	13,303,403
Pinnacle West Capital Corp.	365,113	24,940,869
Public Service Enterprise Group, Inc.	541,659	22,430,099

		$182,590,301
Total Common Stocks		$2,842,305,957

Convertible Preferred Stocks - 0.3%
Telecommunications - Wireless - 0.3%
T Mobile U.S., Inc. 5.5% (a)	164,098	$8,695,553

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	75,153,743	$75,153,743
Total Investments		$2,926,155,253

Other Assets, Less Liabilities - (0.1)%		(2,559,538)
Net Assets - 100.0%		$2,923,595,715

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,744,971,927	$—	$—	$2,744,971,927
Germany	27,384,316	—	—	27,384,316
Canada	26,896,831	—	—	26,896,831
Israel	20,038,102	—	—	20,038,102
Netherlands	—	18,413,091	—	18,413,091
United Kingdom	—	6,811,655	—	6,811,655
Luxembourg	6,485,588	—	—	6,485,588
Mutual Funds	75,153,743	—	—	75,153,743
Total Investments	$2,900,930,507	$25,224,746	$—	$2,926,155,253

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,811,655 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $27,384,318 would have been

Supplemental Information (unaudited) – continued

considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,434,752,139
Gross unrealized appreciation	563,024,177
Gross unrealized depreciation	(71,621,063)
Net unrealized appreciation (depreciation)	$491,403,114

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,505,866	270,694,985	(246,047,108)	75,153,743

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,084	$75,153,743

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 13, 2015

*	Print name and title of each signing officer under his or her signature.